Lease liabilities - Schedule of Terms and Conditions of Lease Liabilities (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Terms and Conditions of Lease Liabilities [Line Items]
Currency	Various	Various
Year of maturity	2026 - 2029	2026 - 2029
Face value	$ 1,409,554	$ 1,234,546
Carrying amount	$ 1,245,332	$ 1,099,038
Minimum [Member]
Schedule of Terms and Conditions of Lease Liabilities [Line Items]
Incremental borrowing rate	7.00%	5.00%
Maximum [Member]
Schedule of Terms and Conditions of Lease Liabilities [Line Items]
Incremental borrowing rate	8.50%	7.66%